Property, plant and equipment - Property, plant and equipment - owned assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,699
Assets available for use		€ 0
Reclassifications	(2)	122
Increase (decrease) in property, plant and equipment		38
Property, plant and equipment at end of period	2,638	2,699
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,641	1,663
Additions other than through business combinations, property, plant and equipment	494	409
Assets available for use	(6)	(5)
Acquisitions through business combinations, property, plant and equipment		53
Depreciation, property, plant and equipment	447	355
Impairment loss recognised in profit or loss, property, plant and equipment	42	18
Decrease through classified as held for sale, property, plant and equipment	3	170
Reclassifications	29	0
Increase (decrease) through net exchange differences, property, plant and equipment	50	65
Increase (decrease) in property, plant and equipment	78	(22)
Property, plant and equipment at end of period	1,718	1,641
Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,641
Property, plant and equipment at end of period	1,718	1,641
Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,724
Property, plant and equipment at end of period		1,724
Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,273	4,415
Property, plant and equipment at end of period	4,676	4,273
Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,632)
Property, plant and equipment at end of period	(2,958)	(2,632)
Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(666)
Property, plant and equipment at end of period		(666)
Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(2,752)
Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	506
Property, plant and equipment at end of period		506
Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	1	9
Assets available for use	34	72
Acquisitions through business combinations, property, plant and equipment		0
Depreciation, property, plant and equipment	56	53
Impairment loss recognised in profit or loss, property, plant and equipment	3	1
Decrease through classified as held for sale, property, plant and equipment	3	87
Reclassifications	18	6
Increase (decrease) through net exchange differences, property, plant and equipment	16	23
Increase (decrease) in property, plant and equipment	8	(31)
Land and buildings [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	506	537
Property, plant and equipment at end of period	514	506
Land and buildings [member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,097
Property, plant and equipment at end of period		1,097
Land and buildings [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,097	1,076
Property, plant and equipment at end of period	1,135	1,097
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(591)
Property, plant and equipment at end of period	(621)	(591)
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(591)
Property, plant and equipment at end of period		(591)
Land and buildings [member] | Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(539)
Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	511
Additions other than through business combinations, property, plant and equipment	102	62
Assets available for use	69	110
Acquisitions through business combinations, property, plant and equipment		9
Depreciation, property, plant and equipment	215	144
Impairment loss recognised in profit or loss, property, plant and equipment	20	6
Decrease through classified as held for sale, property, plant and equipment		16
Reclassifications	14	2
Increase (decrease) through net exchange differences, property, plant and equipment	26	14
Increase (decrease) in property, plant and equipment	(23)	33
Property, plant and equipment at end of period		511
Machinery [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	511	478
Property, plant and equipment at end of period	488	511
Machinery [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,585	1,506
Property, plant and equipment at end of period	1,779	1,585
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,074)	(1,028)
Property, plant and equipment at end of period	(1,291)	(1,074)
Other equipment [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	415
Additions other than through business combinations, property, plant and equipment	77	77
Assets available for use	111	117
Acquisitions through business combinations, property, plant and equipment		43
Depreciation, property, plant and equipment	176	158
Impairment loss recognised in profit or loss, property, plant and equipment	18	11
Decrease through classified as held for sale, property, plant and equipment	0	46
Reclassifications	(5)	(10)
Increase (decrease) through net exchange differences, property, plant and equipment	2	16
Increase (decrease) in property, plant and equipment	(8)	29
Property, plant and equipment at end of period		415
Other equipment [Member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	415	387
Property, plant and equipment at end of period	408	415
Other equipment [Member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,382	1,572
Property, plant and equipment at end of period	1,454	1,382
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(967)	(1,185)
Property, plant and equipment at end of period	(1,046)	(967)
Construction in progress [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	208	261
Additions other than through business combinations, property, plant and equipment	314	261
Assets available for use	(220)	(305)
Depreciation, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	1	0
Decrease through classified as held for sale, property, plant and equipment		20
Reclassifications	2	1
Increase (decrease) through net exchange differences, property, plant and equipment	5	10
Increase (decrease) in property, plant and equipment	100	(53)
Property, plant and equipment at end of period		208
Construction in progress [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	208
Property, plant and equipment at end of period	309	208
Construction in progress [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	208	261
Property, plant and equipment at end of period	€ 309	€ 208